Warrants and Phantom Warrants to Purchase Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2024
Warrants and Phantom Warrants to Purchase Preferred Shares [Abstract]
Schedule of Outstanding Number of Warrants and Phantom Warrants

As of December 31, 2024 and 2023 the outstanding number of warrants and phantom warrants composed as follows:

	December 31, 2024*	December 31, 2023	Note
Warrants to convertible preferred A-3	-	33,810	a
Warrants to convertible preferred C	4,180	28,049	a,b,c
Warrants to convertible preferred D	5,791	22,894	a,b
Warrants to convertible preferred D-1	1,079,809	1,079,809	e
Phantom warrants	-	173,757	d
Warrants to convertible preferred D5	1,105,322	225,943	f,g
Warrants to convertible preferred D6	114,399	90,374	f

*	Following IPO warrants to preferred shares are convertible to ordinary shares